Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of loss and share data used in the EPS calculations
The following table reflects the loss and share data used in the basic and diluted EPS calculations:

	For the year ended December 31,
In thousands of USD	2020	2021	2022
Numerator
Loss for the period	(183,718)	(226,905)	(238,269)
Less: net loss attributable to non-controlling interest	(36)	(40)	(37)
Loss attributable to Equity of the Company	(183,682)	(226,865)	(238,232)
Denominator
Weighted average number of shares for basic and diluted EPS	160,697,588	193,835,475	200,349,548

Loss per share - basic and diluted	(1.14)	(1.17)	(1.19)

Schedule of potential dilutive securities
Potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows:

	For the year ended December 31,
	2020	2021	2022
Share Options	5,252,152	2,070,033	1,874,830